Subsequent Events	3 Months Ended
Mar. 31, 2014
Subsequent Events

11. Subsequent Events

During April 2014, the Company granted 264,359 restricted stock units under the 2012 Stock Plan, as amended, with an aggregate grant date fair value of $12,663. Restricted stock units granted to employees vest in equal annual installments generally over 4 years from the grant date. The fair value of the stock at the time of grant is amortized based on a straight-line basis over the period of vesting. Income tax benefits resulting from vesting of restricted stock units are recognized in the period the units are exchanged to the extent the compensation expense has been recognized.

In June 2014, the Company established a compensation program for its independent directors not serving as a designee of an investor under the voting agreement. The plan provides an annual retainer of $150,000 payable at the director’s election either 50% in cash and 50% in restricted stock units or 100% in restricted stock units. In connection with the establishment of this plan, two directors were granted an aggregate of 17,348 restricted stock units totaling $600, which will be recognized as General and Administrative expense.

In June 2014, the Company borrowed $7,000 under its revolving line of credit.